Related-Party Agreements and Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of related-party transactions
Receivables from related party consist of the following (in thousands):

	December 31,
	2015	2014
Trade receivables – related party	$26,103	$10,515
Due to related party	(8,015)	(2,016)
Receivables from related party	$18,088	$8,499

Reconciliation of net transfers from Valero
The following is a reconciliation of the amounts presented as net transfers from Valero on our statements of partners’ capital and statements of cash flows (in thousands):

	Year Ended December 31,
	2015 (a)	2014 (b)	2013 (b)
Net transfers from Valero per statements of partners’ capital	$49,109	$159,813	$104,713
Less: Noncash transfers from (to) Valero	(6,806)	5,641	(252)
Net transfers from Valero per statements of cash flows	$55,915	$154,172	$104,965

(a) Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.

Lessor disclosure of operating leases
As of December 31, 2015, future minimum rentals to be received related to these noncancelable lease agreements were as follows (in thousands):

2016	$194,078
2017	193,550
2018	193,550
2019	193,550
2020	194,078
Thereafter	821,539
Total minimum rental payments	$1,790,345
The amounts shown in our statements of income as “operating revenues – related party” included revenues from our current lease arrangements as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Minimum rental revenues	$128,468	$16,806	$206
Contingent rental revenues	22,949	5,520	18,318
Total lease revenues	$151,417	$22,326	$18,524